                                VINTAGE ANNUITY


                                 ANNUAL REPORT



                  THE TRAVELERS FUND BD FOR VARIABLE ANNUITIES



                               DECEMBER 31, 1995





                                     [LOGO]





                        THE TRAVELERS INSURANCE COMPANY
                                ONE TOWER SQUARE
                          HARTFORD, CONNECTICUT 06183

                             THE TRAVELERS FUND BD
                             FOR VARIABLE ANNUITIES

                      STATEMENT OF ASSETS AND LIABILITIES
                               DECEMBER 31, 1995



            ASSETS:
               Investments in eligible funds at market value:
                   Smith Barney/Travelers Series Fund Inc.:
                      Alliance Growth Portfolio, 10,001,039 shares (cost $121,591,429)  . . . . . . . .          $134,613,989
                      American Capital Enterprise Portfolio, 3,330,913 shares (cost $40,779,755)  . . .            42,968,778
                      TBC Managed Income Portfolio, 1,297,826 shares (cost $13,702,089)   . . . . . . .            14,094,386
                      G.T. Global Strategic Income Portfolio, 892,517 shares (cost $9,094,420)  . . . .             9,701,655
                      Smith Barney High Income Portfolio, 2,391,941 shares (cost $25,842,064)   . . . .            26,526,620
                      Smith Barney International Equity Portfolio, 5,811,337 shares (cost $59,320,996)             62,065,081
                      Smith Barney Income and Growth Portfolio, 3,766,892 shares (cost $43,084,361)   .            48,442,236
                      Smith Barney Money Market Portfolio, 47,355,849 shares (cost $47,355,849)   . . .            47,355,849
                      Putnam Diversified Income Portfolio, 3,411,029 shares (cost $37,062,862)  . . . .            38,510,523
                      Smith Barney Pacific Basin Portfolio, 821,044 shares (cost $7,680,475)  . . . . .             7,586,445
                      MFS Total Return Portfolio, 5,067,401 shares (cost $55,295,242)   . . . . . . . .            60,302,077
                      AIM Capital Appreciation Portfolio, 2,481,702 shares (cost $24,394,687)   . . . .            23,824,342
                   Smith Barney Series Fund:
                      Total Return Portfolio, 3,649,021 shares (cost $44,190,255)   . . . . . . . . . .            46,488,528
                                                                                                                 ------------
                         Total Investments (cost $529,394,484)  . . . . . . . . . . . . . . . . . . . .           562,480,509
                                                                                                                 ------------


               Receivables:
                   Dividends  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .            12,496,694
                   Purchase payments and transfers from other Travelers accounts  . . . . . . . . . . .             4,935,082
               Other assets   . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .                   696
                                                                                                                 ------------
                      Total Assets  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .           579,912,981
                                                                                                                 ------------

            LIABILITIES:
               Payable for contract surrenders and transfers to other Travelers accounts  . . . . . . .               389,841
               Accrued liabilities  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .                97,211
                                                                                                                 ------------
                      Total Liabilities   . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .               487,052
                                                                                                                 ------------
            NET ASSETS  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .          $579,425,929
                                                                                                                 ============





                       See Notes to Financial Statements

                             THE TRAVELERS FUND BD
                             FOR VARIABLE ANNUITIES

                            STATEMENT OF OPERATIONS
                      FOR THE YEAR ENDED DECEMBER 31, 1995



            INVESTMENT INCOME:
              Dividends . . . . . . . . . . . . . . . . . . . . . . . . . . .                          $14,236,242

            EXPENSES:

              Insurance charges . . . . . . . . . . . . . . . . . . . . . . .      $ 2,942,696
              Administrative fees . . . . . . . . . . . . . . . . . . . . . .          408,008
               Total expenses   . . . . . . . . . . . . . . . . . . . . . . .                            3,350,704
                                                                                   -----------         -----------
                 Net investment income  . . . . . . . . . . . . . . . . . . .                           10,885,538
                                                                                                       -----------

            REALIZED GAIN AND CHANGE IN UNREALIZED GAIN (LOSS) ON INVESTMENTS
              Realized gain from investment transactions:
               Proceeds from investments sold   . . . . . . . . . . . . . . .       14,726,653
               Cost of investments sold   . . . . . . . . . . . . . . . . . .       14,522,551
                                                                                   -----------
                 Net realized gain  . . . . . . . . . . . . . . . . . . . . .                              204,102

              Change in unrealized gain (loss) on investments:
               Unrealized loss at December 31, 1994   . . . . . . . . . . . .       (2,023,137)
               Unrealized gain at December 31, 1995   . . . . . . . . . . . .       33,086,025
                                                                                   -----------
                 Net change in unrealized gain (loss) for the year  . . . . .                           35,109,162
                                                                                                       -----------


                   Net realized gain and change in unrealized gain (loss) . .                           35,313,264
                                                                                                       -----------
               Net increase in net assets resulting from operations   . . . .                          $46,198,802
                                                                                                       ===========





                       See Notes to Financial Statements

                             THE TRAVELERS FUND BD
                             FOR VARIABLE ANNUITIES

                       STATEMENT OF CHANGES IN NET ASSETS
                    FOR THE YEAR ENDED DECEMBER 31, 1995 AND
              THE PERIOD JUNE 20, 1994 (DATE OPERATIONS COMMENCED)
                              TO DECEMBER 31, 1994



                                                                                        1995                  1994
                                                                                        ----                  ----
            OPERATIONS:
              Net investment income . . . . . . . . . . . . . . . . . . . . .       $ 10,885,538         $    434,171
              Net realized gain (loss) from investment transactions . . . . .            204,102               (3,136)
              Net change in unrealized gain (loss) on investments . . . . . .         35,109,162           (2,023,137)
                                                                                    ------------         ------------
               Net increase (decrease) in net assets resulting from operations        46,198,802           (1,592,102)
                                                                                    ------------         ------------
            UNIT TRANSACTIONS:
              Participant purchase payments
               (applicable to 354,498,881 and 107,339,545 units, respectively)       402,861,925          108,566,524
              Participant transfers from other Travelers accounts
               (applicable to 71,152,191 and 6,423,931 units, respectively)           80,569,733            6,471,798
              Administrative charges
               (applicable to 47,422 and 811 units, respectively)   . . . . .            (55,076)                (830)
              Contract surrenders
               (applicable to 8,346,617 and 761,076 units, respectively)  . .         (7,774,891)            (766,681)
              Participant transfers to other Travelers accounts
               (applicable to 42,873,181 and 5,473,688 units, respectively)          (47,707,531)          (5,520,208)
              Other payments to participants
               (applicable to 1,036,056 and 651,396 units, respectively)  . .         (1,169,880)            (655,654)
                                                                                    ------------         ------------
                 Net increase in net assets resulting from unit transactions         426,724,280          108,094,949
                                                                                    ------------         ------------

                   Net increase in net assets . . . . . . . . . . . . . . . .        472,923,082          106,502,847

            NET ASSETS:
              Beginning of period . . . . . . . . . . . . . . . . . . . . . .        106,502,847                    -
                                                                                    ------------         ------------
              End of period . . . . . . . . . . . . . . . . . . . . . . . . .       $579,425,929         $106,502,847
                                                                                    ============         ============



                       See Notes to Financial Statements

                         NOTES TO FINANCIAL STATEMENTS

1.       SIGNIFICANT ACCOUNTING POLICIES

         The Travelers Fund BD for Variable Annuities ("Fund BD") is a separate account of The Travelers Insurance Company ("The Travelers"), an indirect wholly owned subsidiary of Travelers Group Inc., and is available for funding certain variable annuity contracts issued by The Travelers. Fund BD is registered under the Investment Company Act of 1940, as amended, as a unit investment trust.

         Participant purchase payments applied to Fund BD are invested in one or more eligible funds in accordance with the selection made by the contract owner. As of December 31, 1995, the eligible funds available under Fund BD are: Alliance Growth Portfolio, American Capital Enterprise Portfolio, TBC Managed Income Portfolio, G.T. Global Strategic Income Portfolio, Smith Barney High Income Portfolio, Smith Barney International Equity Portfolio, Smith Barney Income and Growth Portfolio, Smith Barney Money Market Portfolio, Putnam Diversified Income Portfolio, Smith Barney Pacific Basin Portfolio, MFS Total Return Portfolio, and AIM Capital Appreciation Portfolio of Smith Barney/Travelers Series Fund Inc.; and Total Return Portfolio of Smith Barney Series Fund. Smith Barney/Travelers Series Fund Inc. is incorporated under Maryland law. Smith Barney Series Fund is registered as a Massachusetts business trust. Both Funds are managed by Smith Barney Mutual Funds Management Inc., an indirect wholly owned subsidiary of Travelers Group Inc.

         The following is a summary of significant accounting policies consistently followed by Fund BD in the preparation of its financial statements. Certain prior period amounts have been reclassified to conform to the current year's presentation.

         SECURITY VALUATION. Investments are valued daily at the net asset values per share of the underlying funds.

         FEDERAL INCOME TAXES. The operations of Fund BD form a part of the total operations of The Travelers and are not taxed separately. The Travelers is taxed as a life insurance company under the Internal Revenue Code of 1986, as amended (the "Code"). Under existing federal income tax law, no taxes are payable on the investment income of Fund BD. Fund BD is not taxed as a "regulated investment company" under Subchapter M of the Code.

         OTHER. The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

         Security transactions are accounted for on the trade date. Dividend income is recorded on the ex-dividend date.

2.       INVESTMENTS

         Purchases and sales of investments aggregated $436,168,475 and $14,726,653, respectively, for the year ended December 31, 1995. Realized gains and losses from investment transactions are reported on an identified cost basis. The cost of investments in eligible funds was $529,394,484 at December 31, 1995. Gross unrealized appreciation for all investments at December 31, 1995 was $33,750,400. Gross unrealized depreciation for all investments at December 31, 1995 was $664,375.

3.       CONTRACT CHARGES

         Insurance charges are paid to The Travelers for the mortality and expense risks assumed by The Travelers. For contracts with a standard death benefit provision, these charges are equivalent to 1.02% of the average net assets of Fund BD on an annual basis. For contracts with an enhanced death benefit provision, these charges are equivalent to 1.30% of the average net assets of Fund BD on an annual basis.

         For contracts in the accumulation phase with a contract value less than $40,000, an annual charge of $30 (prorated for partial periods) is deducted from participant account balances and paid to The Travelers to cover contract administrative charges.

         Administrative fees are paid to The Travelers for administrative expenses incurred by The Travelers. This charge is equivalent to 0.15% of the average net assets of Fund BD on an annual basis.

         No sales charge is deducted from participant purchase payments when they are received. However, The Travelers generally assesses a contingent deferred sales charge of up to 6% if a participant's purchase payment is surrendered within six years of its payment date. Contract surrender payments are stated prior to the deduction of $159,900 and $70 of contingent deferred sales charges for the year ended December 31, 1995 and the period June 20, 1994 (date operations commenced) to December 31, 1994, respectively.

4.       NET CONTRACT OWNERS' EQUITY

                                                                              DECEMBER 31, 1995
                                                          ACCUMULATION     ANNUITY          UNIT           NET
                                                              UNITS         UNITS           VALUE         ASSETS
                                                              -----         -----           -----         ------
            Smith Barney/Travelers Series Fund Inc.:
              Alliance Growth Portfolio
               Standard   . . . . . . . . . . . .            79,318,813     14,963          $1.396     $110,727,241
               Enhanced   . . . . . . . . . . . .            20,570,563          -           1.390       28,588,210
              American Capital Enterprise Portfolio
               Standard   . . . . . . . . . . . .            26,472,613          -           1.362       36,052,454
               Enhanced   . . . . . . . . . . . .             6,569,199          -           1.356        8,908,332
              TBC Managed Income Portfolio
               Standard   . . . . . . . . . . . .            11,294,401          -           1.142       12,894,999
               Enhanced   . . . . . . . . . . . .             1,782,544          -           1.137        2,026,597
              G.T. Global Strategic Income Portfolio
               Standard   . . . . . . . . . . . .             6,831,898      7,822           1.121        7,664,484
               Enhanced   . . . . . . . . . . . .             2,179,982          -           1.116        2,432,451
              Smith Barney High Income Portfolio
               Standard   . . . . . . . . . . . .            20,136,396          -           1.162       23,404,348
               Enhanced   . . . . . . . . . . . .             3,757,709     14,084           1.157        4,365,201
              Smith Barney International Equity Portfolio
               Standard   . . . . . . . . . . . .            47,288,696     27,818           1.050       49,692,250
               Enhanced   . . . . . . . . . . . .            12,187,363          -           1.046       12,744,554
              Smith Barney Income and Growth Portfolio
               Standard   . . . . . . . . . . . .            31,342,864          -           1.291       40,456,893
               Enhanced   . . . . . . . . . . . .             7,140,022          -           1.285        9,176,851
              Smith Barney Money Market Portfolio
               Standard   . . . . . . . . . . . .            36,636,844          -           1.058       38,766,381
               Enhanced   . . . . . . . . . . . .             9,052,010     10,832           1.054        9,548,673
              Putnam Diversified Income Portfolio
               Standard   . . . . . . . . . . . .            26,058,405     19,255           1.170       30,511,423
               Enhanced   . . . . . . . . . . . .             8,637,241     12,948           1.165       10,077,754
              Smith Barney Pacific Basin Portfolio
               Standard   . . . . . . . . . . . .             6,012,322     11,814           0.910        5,482,716
               Enhanced   . . . . . . . . . . . .             2,351,049          -           0.906        2,130,650
              MFS Total Return Portfolio
               Standard   . . . . . . . . . . . .            41,793,597     19,648           1.216       50,838,295
               Enhanced   . . . . . . . . . . . .             9,472,991          -           1.211       11,468,649
              AIM Capital Appreciation Portfolio
               Standard   . . . . . . . . . . . .            20,366,025          -           0.958       19,506,963
               Enhanced   . . . . . . . . . . . .             5,394,325          -           0.957        5,163,603

            Smith Barney Series Fund:
              Total Return Portfolio
               Standard   . . . . . . . . . . . .            32,563,665          -           1.251       40,720,342
               Enhanced   . . . . . . . . . . . .             4,873,580          -           1.247        6,075,615
                                                                                                       ------------
            Net Contract Owners' Equity . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .    $579,425,929
                                                                                                       ============

5.       SCHEDULE OF FUND BD OPERATIONS AND CHANGES IN NET ASSETS
         FOR THE YEAR ENDED DECEMBER 31, 1995 AND THE PERIOD JUNE 20, 1994 (DATE OPERATIONS COMMENCED) TO DECEMBER 31, 1994


                                                       ALLIANCE GROWTH            AMERICAN CAPITAL              TBC MANAGED
                                                          PORTFOLIO             ENTERPRISE PORTFOLIO          INCOME PORTFOLIO
                                                  --------------------------   ------------------------   ------------------------
                                                      1995          1994           1995         1994           1995         1994
                                                      ----          ----           ----         ----           ----         ----
     INVESTMENT INCOME:
     Dividends . . . . . . . . . . . . . . . .    $  4,161,477   $   282,361   $ 1,467,553   $   21,050   $   735,632   $   49,991
                                                  ------------   -----------   -----------   ----------   -----------   ----------
     EXPENSES:
     Insurance charges . . . . . . . . . . . .         756,535        67,623       196,954       14,518        86,861       10,802
     Administrative fees . . . . . . . . . . .         104,779         9,140        27,184        1,949        12,219        1,489
                                                  ------------   -----------   -----------   ----------   -----------   ----------
       Net investment income (loss)  . . . . .       3,300,163       205,598     1,243,415        4,583       636,552       37,700
                                                  ------------   -----------   -----------   ----------   -----------   ----------
     REALIZED GAIN (LOSS) AND CHANGE IN
     UNREALIZED GAIN (LOSS) ON INVESTMENTS:
     Realized gain (loss) from investment
       transactions:
         Proceeds from investments sold  . . .         420,100         5,096       137,452       35,014       175,140       20,259
         Cost of investments sold  . . . . . .         325,568         5,111       108,756       33,739       170,011       20,167
                                                  ------------   -----------   -----------   ----------   -----------   ----------
           Net realized gain (loss)  . . . . .          94,532           (15)       28,696        1,275         5,129           92
                                                  ------------   -----------   -----------   ----------   -----------   ----------
     Change in unrealized gain (loss) on
       investments:
         Unrealized gain (loss) beginning of
           period  . . . . . . . . . . . . . .         141,949             -        32,282            -       (51,965)           -
         Unrealized gain (loss) end of period       13,022,560       141,949     2,189,023       32,282       392,297      (51,965)
                                                  ------------   -----------   -----------   ----------   -----------   ----------
     Net change in unrealized gain (loss)
       for the period  . . . . . . . . . . . .      12,880,611       141,949     2,156,741       32,282       444,262      (51,965)
                                                  ------------   -----------   -----------   ----------   -----------   ----------
     Net increase (decrease) in net assets
          resulting from operations  . . . . .      16,275,306       347,532     3,428,852       38,140     1,085,943      (14,173)
                                                  ------------   -----------   -----------   ----------   -----------   ----------
     UNIT TRANSACTIONS:
     Participant purchase payments . . . . . .      86,330,764    23,776,112    32,824,166    4,637,048     9,503,149    3,694,743
     Participant transfers from other
       Travelers accounts  . . . . . . . . . .      18,954,600     1,597,148     6,023,872      232,338     1,402,447      182,215
     Administrative charges  . . . . . . . . .         (15,912)         (198)       (3,138)         (34)       (1,145)         (12)
     Contract surrenders . . . . . . . . . . .      (1,885,730)      (67,588)     (349,775)     (24,746)     (258,982)      (6,923)
     Participant transfers to other
       Travelers accounts  . . . . . . . . . .      (5,093,545)     (595,026)   (1,671,606)     (88,314)     (581,784)     (33,091)
     Other payments to participants  . . . . .        (224,238)      (83,773)      (23,650)     (62,367)      (42,780)      (8,011)
                                                  ------------   -----------   -----------   ----------   -----------   ----------
     Net increase in net assets resulting
       from unit transactions  . . . . . . . .      98,065,939    24,626,675    36,799,869    4,693,925    10,020,905    3,828,921
                                                  ------------   -----------   -----------   ----------   -----------   ----------
         Net increase in net assets  . . . . .     114,341,245    24,974,207    40,228,721    4,732,065    11,106,848    3,814,748

     NET ASSETS:
       Beginning of period . . . . . . . . . .      24,974,207             -     4,732,065            -     3,814,748            -
                                                  ------------   -----------   -----------   ----------   -----------   ----------
       End of period . . . . . . . . . . . . .    $139,315,452   $24,974,207   $44,960,786   $4,732,065   $14,921,596   $3,814,748
                                                  ============   ===========   ===========   ==========   ===========   ==========

                                                                          SMITH BARNEY                  SMITH BARNEY
           G.T. GLOBAL STRATEGIC             SMITH BARNEY             INTERNATIONAL EQUITY            INCOME AND GROWTH
             INCOME PORTFOLIO            HIGH INCOME PORTFOLIO              PORTFOLIO                     PORTFOLIO
        --------------------------    --------------------------    --------------------------    --------------------------
            1995            1994          1995            1994          1995           1994           1995            1994
            ----            ----          ----            ----          ----           ----           ----            ----
        $   374,859     $   31,413    $ 1,166,940     $   86,229    $    71,145    $         -    $   823,312     $   51,640
        -----------     ----------    -----------     ----------    -----------    -----------    -----------     ----------

             66,231          9,319        128,351         10,840        388,285         51,391        249,794         25,244
              9,065          1,269         18,031          1,461         53,700          6,926         34,696          3,390
        -----------     ----------    -----------     ----------    -----------    -----------    -----------     ----------
            299,563         20,825      1,020,558         73,928       (370,840)       (58,317)       538,822         23,006
        -----------     ----------    -----------     ----------    -----------    -----------    -----------     ----------


            338,190         27,857        596,151         59,482        266,046          3,916        161,301        144,879
            330,843         28,070        584,832         59,585        284,870          4,123        139,017        146,756
        -----------     ----------    -----------     ----------    -----------    -----------    -----------     ----------
              7,347           (213)        11,319           (103)       (18,824)          (207)        22,284         (1,877)
        -----------     ----------    -----------     ----------    -----------    -----------    -----------     ----------

           (179,821)             -       (113,195)             -     (1,182,006)             -       (196,959)             -
            607,235       (179,821)       684,556       (113,195)     2,744,085     (1,182,006)     5,357,875       (196,959)
        -----------     ----------    -----------     ----------    -----------    -----------    -----------     ----------
            787,056       (179,821)       797,751       (113,195)     3,926,091     (1,182,006)     5,554,834       (196,959)
        -----------     ----------    -----------     ----------    -----------    -----------    -----------     ----------

          1,093,966       (159,209)     1,829,628        (39,370)     3,536,427     (1,240,530)     6,115,940       (175,830)
        -----------     ----------    -----------     ----------    -----------    -----------    -----------     ----------

          5,402,931      3,465,431     20,687,029      4,196,111     33,434,139     19,715,616     30,974,631      9,570,839
            952,268         89,455      3,098,805        149,421      9,317,337      1,189,569      4,408,848        355,350
             (1,400)           (29)        (1,805)           (68)       (10,690)          (169)        (4,438)           (70)
           (114,398)       (30,970)      (428,763)        (5,626)      (703,459)       (59,760)      (401,636)       (47,477)
           (459,906)       (89,376)    (1,450,391)       (86,624)    (2,189,208)      (405,848)      (898,610)      (150,971)
            (46,771)        (5,057)      (177,874)          (924)       (75,039)       (71,582)       (46,045)       (66,787)
        -----------     ----------    -----------     ----------    -----------    -----------    -----------     ----------

          5,732,724      3,429,454     21,727,001      4,252,290     39,773,080     20,367,826     34,032,750      9,660,884
        -----------     ----------    -----------     ----------    -----------    -----------    -----------     ----------
          6,826,690      3,270,245     23,556,629      4,212,920     43,309,507     19,127,296     40,148,690      9,485,054


          3,270,245              -      4,212,920              -     19,127,296              -      9,485,054              -
        -----------     ----------    -----------     ----------    -----------    -----------    -----------     ----------
        $10,096,935     $3,270,245    $27,769,549     $4,212,920    $62,436,803    $19,127,296    $49,633,744     $9,485,054
        ===========     ==========    ===========     ==========    ===========    ===========    ===========     ==========

5.       SCHEDULE OF FUND BD OPERATIONS AND CHANGES IN NET ASSETS
         FOR THE YEAR ENDED DECEMBER 31, 1995 AND THE PERIOD JUNE 20, 1994 (DATE OPERATIONS COMMENCED) TO DECEMBER 31, 1994 (CONTINUED)

                                                     SMITH BARNEY                     PUTNAM                    SMITH BARNEY
                                                MONEY MARKET PORTFOLIO     DIVERSIFIED INCOME PORTFOLIO    PACIFIC BASIN PORTFOLIO
                                              --------------------------   ----------------------------   -------------------------
                                                  1995           1994           1995          1994            1995          1994
                                                  ----           ----           ----          ----            ----          ----
INVESTMENT INCOME:
Dividends . . . . . . . . . . . . . . . .     $ 1,162,345    $    94,196    $ 1,761,448   $    78,181     $    22,050    $        -
                                              -----------    -----------    -----------   -----------     -----------    ----------
EXPENSES:
Insurance charges . . . . . . . . . . . .         243,101         23,636        229,754        26,796          48,102         7,615
Administrative fees . . . . . . . . . . .          33,566          3,180         31,336         3,552           6,534         1,035
                                              -----------    -----------    -----------   -----------     -----------    ----------
  Net investment income (loss)  . . . . .         885,678         67,380      1,500,358        47,833         (32,586)       (8,650)
                                              -----------    -----------    -----------   -----------     -----------    ----------

REALIZED GAIN (LOSS) AND CHANGE IN
  UNREALIZED GAIN (LOSS) ON INVESTMENTS:
Realized gain (loss) from investment
  transactions:
  Proceeds from investments sold  . . . .      11,782,693      1,183,375        262,948       110,000          73,530        51,475
  Cost of investments sold  . . . . . . .      11,782,693      1,183,375        254,352       108,632          83,120        55,325
                                              -----------    -----------    -----------   -----------     -----------    ----------
  Net realized gain (loss)  . . . . . . .              -              -           8,596         1,368          (9,590)       (3,850)
                                              -----------    -----------    -----------   -----------     -----------    ----------

CHANGE IN UNREALIZED GAIN (LOSS) ON
  INVESTMENTS:
  Unrealized gain (loss) beginning
    of period . . . . . . . . . . . . . .               -              -        (62,230)            -        (219,183)            -
  Unrealized gain (loss) end
    of period   . . . . . . . . . . . . .               -              -      1,447,661       (62,230)        (94,030)     (219,183)
                                              -----------    -----------    -----------   -----------     -----------    ----------
  Net change in unrealized gain (loss)
    for the period   . . . . . . . . . . .              -              -      1,509,891       (62,230)        125,153      (219,183)
                                              -----------    -----------    -----------   -----------     -----------    ----------
Net increase (decrease) in net assets
     resulting  from operations . . . . .         885,678         67,380      3,018,845       (13,029)         82,977      (231,683)
                                              -----------    -----------    -----------   -----------     -----------    ----------
UNIT TRANSACTIONS:
Participant purchase payments . . . . . .      60,911,919     14,531,209     24,989,920     9,015,388       4,212,825     2,824,957
Participant transfers from other
  Travelers  accounts . . . . . . . . . .       8,062,764        705,274      4,735,354       650,976         992,308       113,041
Administrative charges  . . . . . . . . .          (2,266)           (34)        (4,087)          (87)           (933)          (19)
Contract surrenders . . . . . . . . . . .      (1,963,486)      (387,190)      (545,688)      (31,316)        (79,023)      (24,246)
Participant transfers to other Travelers
  accounts  . . . . . . . . . . . . . . .     (30,581,456)    (3,580,900)    (1,069,291)      (51,683)       (118,912)     (111,286)
Other payments to participants  . . . . .         (82,649)      (251,189)       (97,206)       (8,919)        (11,072)      (35,568)
                                              -----------    -----------    -----------   -----------     -----------    ----------
Net increase in net assets resulting from
   unit transactions  . . . . . . . . . .      36,344,826     11,017,170     28,009,002     9,574,359       4,995,193     2,766,879
                                              -----------    -----------    -----------   -----------     -----------    ----------
  Net increase in net assets  . . . . . .      37,230,504     11,084,550     31,027,847     9,561,330       5,078,170     2,535,196

NET ASSETS:
  Beginning of period . . . . . . . . . .      11,084,550              -      9,561,330             -       2,535,196             -
                                              -----------    -----------    -----------   -----------     -----------    ----------
  End of period . . . . . . . . . . . . .     $48,315,054    $11,084,550    $40,589,177   $ 9,561,330     $ 7,613,366    $2,535,196
                                              ===========    ===========    ===========   ===========     ===========    ==========

                     MFS                      AIM CAPITAL                   TOTAL RETURN
            TOTAL RETURN PORTFOLIO       APPRECIATION PORTFOLIO               PORTFOLIO                      COMBINED
          --------------------------   --------------------------    --------------------------    -----------------------------
              1995           1994          1995          1994            1995           1994            1995            1994
              ----           ----          ----          ----            ----           ----            ----            ----
          $ 1,727,749    $    61,075   $    24,151    $         -    $   737,581     $        -    $ 14,236,242     $    756,136
          -----------    -----------   -----------    -----------    -----------     ----------    ------------     ------------

              328,157         35,131        30,738              -        189,833            748       2,942,696          283,663
               45,649          4,808         4,267              -         26,982            103         408,008           38,302
          -----------    -----------   -----------    -----------    -----------     ----------    ------------     ------------
            1,353,943         21,136       (10,854)             -        520,766           (851)     10,885,538          434,171
          -----------    -----------   -----------    -----------    -----------     ----------    ------------     ------------


              469,662         76,984         3,087              -         40,353            105      14,726,653        1,718,442
              419,739         76,589         3,199              -         35,551            106      14,522,551        1,721,578
          -----------    -----------   -----------    -----------    -----------     ----------    ------------     ------------
               49,923            395          (112)             -          4,802             (1)        204,102           (3,136)
          -----------    -----------   -----------    -----------    -----------     ----------    ------------     ------------

             (205,882)             -             -              -         13,873              -      (2,023,137)               -
            5,006,835       (205,882)     (570,345)             -      2,298,273         13,873      33,086,025       (2,023,137)
          -----------    -----------   -----------    -----------    -----------     ----------    ------------     ------------
            5,212,717       (205,882)     (570,345)             -      2,284,400         13,873      35,109,162       (2,023,137)
          -----------    -----------   -----------    -----------    -----------     ----------    ------------     ------------

            6,616,583       (184,351)     (581,311)             -      2,809,968         13,021      46,198,802       (1,592,102)
          -----------    -----------   -----------    -----------    -----------     ----------    ------------     ------------

           37,218,089     11,987,268    19,736,982              -     36,635,381      1,151,802     402,861,925      108,566,524
            9,146,918        971,906     6,338,146              -      7,136,066        235,105      80,569,733        6,471,798
               (6,585)          (110)            -              -         (2,677)             -         (55,076)            (830)
             (762,981)       (80,839)      (26,938)             -       (254,032)             -      (7,774,891)        (766,681)
           (2,036,463)      (327,089)     (796,313)             -       (760,046)             -     (47,707,531)      (5,520,208)
             (173,925)       (61,477)            -              -       (168,631)             -      (1,169,880)        (655,654)
          -----------    -----------   -----------    -----------    -----------     ----------    ------------     ------------

           43,385,053     12,489,659    25,251,877              -     42,586,061      1,386,907     426,724,280      108,094,949
          -----------    -----------   -----------    -----------    -----------     ----------    ------------     ------------
           50,001,636     12,305,308    24,670,566              -     45,396,029      1,399,928     472,923,082      106,502,847


           12,305,308              -             -              -      1,399,928              -     106,502,847                -
          -----------    -----------   -----------    -----------    -----------     ----------    ------------     ------------
          $62,306,944    $12,305,308   $24,670,566    $         -    $46,795,957     $1,399,928    $579,425,929     $106,502,847
          ===========    ===========   ===========    ===========    ===========     ==========    ============     ============

6.       SCHEDULE OF ACCUMULATION AND ANNUITY UNITS FOR FUND BD
         FOR THE YEAR ENDED DECEMBER 31, 1995 AND THE PERIOD JUNE 20, 1994 (DATE OPERATIONS COMMENCED) TO DECEMBER 31, 1994

                                                                            AMERICAN CAPITAL                 TBC MANAGED
                                         ALLIANCE GROWTH PORTFOLIO        ENTERPRISE PORTFOLIO             INCOME PORTFOLIO
                                        --------------------------     --------------------------    --------------------------
                                           1995            1994           1995            1994          1995           1994
                                           ----            ----           ----            ----          ----           ----
Accumulation and annuity units
 beginning of period . . . . . . . .    23,860,599               -      4,558,743               -      3,829,067              -
Accumulation units purchased and
 transferred to other Travelers
 accounts  . . . . . . . . . . . . .    81,629,940      24,584,144     30,054,909       4,729,348     10,065,751      3,877,253
Accumulation units redeemed and
 transferred to other Travelers
 accounts  . . . . . . . . . . . . .    (5,583,996)       (723,545)    (1,571,840)       (170,605)      (817,873)       (48,186)
Annuity units  . . . . . . . . . . .        (2,204)              -              -               -              -              -
                                        ----------      ----------     ----------      ----------     ----------     ----------
Accumulation and annuity units
 end of period . . . . . . . . . . .    99,904,339      23,860,599     33,041,812       4,558,743     13,076,945      3,829,067
                                        ==========      ==========     ==========      ==========     ==========     ==========


                                          G.T. GLOBAL STRATEGIC              SMITH BARNEY            SMITH BARNEY INTERNATIONAL
                                            INCOME PORTFOLIO            HIGH INCOME PORTFOLIO             EQUITY PORTFOLIO
                                        --------------------------     --------------------------     -------------------------
                                           1995            1994           1995            1994          1995           1994
                                           ----            ----           ----            ----          ----           ----
Accumulation and annuity units
 beginning of period . . . . . . . .     3,462,455               -      4,267,721               -     20,039,144              -
Accumulation units purchased and
 transferred from other Travelers
 accounts  . . . . . . . . . . . . .     6,161,791       3,588,907     21,533,742       4,360,944     42,509,931     20,573,922
Accumulation units redeemed and
 transferred to other Travelers
 accounts  . . . . . . . . . . . . .      (603,392)       (126,452)    (1,892,168)        (92,280)    (3,041,102)      (534,778)
Annuity units  . . . . . . . . . . .        (1,152)              -         (1,106)           (943)        (4,096)             -
                                        ----------      ----------     ----------      ----------     ----------     ----------
Accumulation and annuity units
 end of period . . . . . . . . . . .     9,019,702       3,462,455     23,908,189       4,267,721     59,503,877     20,039,144
                                        ==========      ==========     ==========      ==========     ==========     ==========


                                           SMITH BARNEY INCOME               SMITH BARNEY                 PUTNAM DIVERSIFIED
                                          AND GROWTH PORTFOLIO          MONEY MARKET PORTFOLIO             INCOME PORTFOLIO
                                        --------------------------     --------------------------     -------------------------
                                           1995            1994           1995            1994          1995           1994
                                           ----            ----           ----            ----          ----           ----
Accumulation and annuity units
 beginning of period . . . . . . . .     9,668,753               -     10,919,262               -      9,486,475              -
Accumulation units purchased and
 transferred from other Travelers
 accounts  . . . . . . . . . . . . .    29,977,228       9,936,934     66,074,922      15,099,263     26,813,384      9,577,518
Accumulation units redeemed and
 transferred to other Travelers
 accounts  . . . . . . . . . . . . .    (1,163,095)       (268,181)   (31,293,647)     (4,179,275)    (1,568,158)       (90,159)
Annuity units  . . . . . . . . . . .             -               -           (851)           (726)        (3,852)          (884)
                                        ----------      ----------     ----------      ----------     ----------     ----------
Accumulation and annuity units
 end of period . . . . . . . . . . .    38,482,886       9,668,753     45,699,686      10,919,262     34,727,849      9,486,475
                                        ==========      ==========     ==========      ==========     ==========     ==========

6.       SCHEDULE OF ACCUMULATION AND ANNUITY UNITS FOR FUND BD
         FOR THE YEAR ENDED DECEMBER 31, 1995 AND THE PERIOD JUNE 20, 1994 (DATE OPERATIONS COMMENCED) TO DECEMBER 31, 1994 (CONTINUED)

                                               SMITH BARNEY                        MFS                        AIM CAPITAL
                                          PACIFIC BASIN PORTOLIO         TOTAL RETURN PORTFOLIO         APPRECIATION PORTFOLIO
                                        -------------------------      --------------------------     -------------------------
                                           1995            1994           1995            1994           1995           1994
                                           ----            ----           ----            ----           ----           ----
Accumulation and annuity units
  beginning of period                   2,820,564               -      12,577,846               -              -              -
Accumulation units purchased and
  transferred from other Travelers
  accounts                              5,792,679       2,997,045      41,380,324      13,052,322     26,610,743              -
Accumulation units redeemed and
  transferred to other Travelers
  accounts                               (236,319)       (176,481)     (2,669,053)       (474,476)      (850,393)             -
Annuity units                              (1,739)              -          (2,881)              -              -              -
                                        ---------       ---------      ----------      ----------     ----------     ----------
Accumulation and annuity units
  end of period                         8,375,185       2,820,564      51,286,236      12,577,846     25,760,350              -
                                        =========       =========      ==========      ==========     ==========     ----------


                                              TOTAL RETURN
                                                PORTFOLIO
                                        -------------------------
                                           1995            1994
                                           ----            ----
Accumulation and annuity units
  beginning of period                    1,385,876              -
Accumulation units purchased and
  transferred from other Travelers
  accounts                              37,045,728      1,385,876
Accumulation units redeemed and
  transferred to other Travelers
  accounts                                (994,359)             -
Annuity units                                    -              -
                                        ----------      ---------
Accumulation and annuity units
  end of period                         37,437,245      1,385,876
                                        ==========      =========

                       REPORT OF INDEPENDENT ACCOUNTANTS


To the Owners of Variable Annuity Contracts of
    The Travelers Fund BD for Variable Annuities:


We have audited the accompanying statement of assets and liabilities of The Travelers Fund BD for Variable Annuities as of December 31, 1995, and the related statement of operations for the year then ended, and the statement of changes in net assets for each of the applicable periods ended December 31, 1995 and 1994. These financial statements are the responsibility of management. Our responsibility is to express an opinion on these financial statements based on our audits.

We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of shares owned as of December 31, 1995, by correspondence with the underlying funds. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements referred to above present fairly, in all material respects, the financial position of The Travelers Fund BD for Variable Annuities as of December 31, 1995, the results of its operations for the year then ended, and the changes in its net assets for each of the applicable periods ended December 31, 1995 and 1994, in conformity with generally accepted accounting principles.


COOPERS & LYBRAND L.L.P.


Hartford, Connecticut
February 7, 1996

                            Independent Accountants
                            COOPERS & LYBRAND L.L.P.
                             Hartford, Connecticut





This report is prepared for the general information of contract owners and is not an offer of shares of The Travelers Fund BD for Variable Annuities or Fund BD's underlying funds. It should not be used in connection with any offer except in conjunction with the Prospectuses for the Variable Annuity products offered by The Travelers Insurance Company and the Prospectuses of the underlying funds, which collectively contain all pertinent information, including the applicable sales commissions.





VG-FNDBD   (Annual)    (12-95)    Printed in U.S.A.